Equity and Distributions (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 WHT Assets [Member]	Dec. 31, 2009 WHT Assets [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] BlueStone [Member]	Dec. 31, 2010 Predecessor [Member] BlueStone [Member]	Dec. 31, 2011 Predecessor [Member] Classic Carve-Out [Member]	Dec. 31, 2010 Predecessor [Member] Classic Carve-Out [Member]	Dec. 31, 2011 Predecessor [Member] WHT Assets [Member]	Dec. 31, 2010 Predecessor [Member] WHT Assets [Member]
Summary of predecessor equity transactions
Beginning Balance	$ 742,901	$ 380,932	$ 223,606				$ 105,801	$ 72,988	$ 65,776	$ 39,079	$ 40,025	$ 33,909
Net income (loss)	46,518	148,790	3,030				75,740	(11,317)	72,728	(13,303)	(7,567)	1,986	10,579
Contributions (distributions)	64,803	210,807	159,906				48,885	44,130		40,000	(2,876)	4,130	51,761
Net assets retained by predecessor		(14,205)					(17,385)		(13,150)		(1,062)		(3,173)
Exchange of predecessor interests for units (Note 1)							(213,041)		(125,354)		(28,520)		(59,167)
Ending Balance	$ 711,765	$ 742,901	$ 380,932					$ 105,801		$ 65,776		$ 40,025